Summary of Significant Accounting Policies (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Commission and fee under operating costs CNY	Dec. 31, 2010 Commission and fee under operating costs CNY	Dec. 31, 2009 Commission and fee under operating costs CNY	Dec. 31, 2011 Selling expense CNY	Dec. 31, 2010 Selling expense CNY	Dec. 31, 2009 Selling expense CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY	Dec. 31, 2009 General and administrative expenses CNY	Dec. 31, 2011 Net income (loss) from discontinued operations CNY	Dec. 31, 2010 Net income (loss) from discontinued operations CNY	Dec. 31, 2009 Net income (loss) from discontinued operations CNY
Summary of the depreciation recognized
Depreciation for the year	$ 4,349	27,370	30,552	18,791	6,776	5,607	3,441	1,937	2,092	1,030	17,472	20,585	12,914	1,185	2,268	1,406